SCHEDULE OF AIL’s BALANCE SHEETS (Details) - AIL [Member] - USD ($)		Dec. 31, 2025	Oct. 29, 2025
Restructuring Cost and Reserve [Line Items]
Plant and Machinery, net	[1]		$ 1,005
Liquidity Provider Accounts, net	[2]		10,815,560
C/A – Alchemy Capital Markets Ltd	[3]		24,994,050
C/A – Alchemy Markets EU	[4]		552,490
Net Intercompany Receivables	[5]		1,589,085
Rebates Receivable			46,970
Payment Gateways	[6]		599,510
Other Debtors, Prepayments, and Deposits			30,096
Cash at Banks			5,954,369
C/A – FXIFY			5,985
Total assets:			44,589,120
Trade Creditors			91,268
Client Money Liabilities – Retail	[7]		618,443
Client Money Liabilities – TTCA	[7]		12,432,686
C/A – Shareholders			50,000
C/A – Intercompany (payable)			240,645
C/A – Alchemy DMCC	[8]		19,933,099
Other Payables, Rebates, Accruals, and Sundry			278,917
Total liabilities			33,645,058
Net assets (A)			10,944,062
Non-Controlling Interest, 0.1% of Net Assets (B)		$ (10,944)	10,944
Consideration paid, $2,000,000 cash (C)			2,000,000
APIC – Capital Contribution (A) – (B) – (C)			$ 8,933,118

[1]	Plant and machinery are recorded at historical cost, net of accumulated depreciation, as carried on AIL’s books at the Acquisition Date. No fair value adjustment has been applied.
[2]	Liquidity provider accounts represent net balances held with third-party liquidity providers in connection with AIL’s FX and CFD trading operations.
[3]	Current account receivable from Alchemy Capital Markets Ltd (ACM), a related-party affiliate, reflecting intercompany trading and operational balances at book value.
[4]	Current account receivable from Alchemy Markets EU, a related-party affiliate, reflecting intercompany trading and operational balances at book value.
[5]	Net intercompany receivables represent amounts due from other entities within the consolidated group, recorded at carrying value and eliminated upon consolidation.
[6]	Balances held with payment gateway providers represent client deposits and settlement amounts in transit.
[7]	Client money liabilities represent net trading deposits placed with AIL by clients for FX, CFD, and other investment activities. Retail client funds and professional/TTCA client funds are presented separately in accordance with applicable regulatory requirements.
[8]	Current account payable to Alchemy DMCC, a related-party affiliate. This balance is included in the Company’s consolidated related-party disclosures. At December 31, 2025, this balance had increased to $